Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Amount of Bonus Awarded to Employees (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	£ 142	£ 148
Cash award – deferred	19	22
Shares award – not deferred	8	9
Shares award – deferred	18	22
Total discretionary bonus	187	201
Expenses charged in the year
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	142	148
Cash award – deferred	7	8
Shares award – not deferred	8	9
Shares award – deferred	7	8
Total discretionary bonus	164	173
Expenses deferred to future periods
Disclosure Of Amount Of Bonus Awarded To Employees [Line Items]
Cash award – not deferred	0	0
Cash award – deferred	12	14
Shares award – not deferred	0	0
Shares award – deferred	11	14
Total discretionary bonus	£ 23	£ 28